Consolidated Statement of Comprehensive Income (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Comprehensive Income [Abstract]
Net income	2,457	2,104	1,854
Foreign exchange gain (loss) on:
Translation of the net investment in foreign operations	130	(330)	(998)
Translation of US dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	(122)	315	976
Pension and other postretirement benefit plans (Note 12):
Net actuarial loss arising during the year	(1,541)	(931)	(868)
Prior service cost arising during the year	(28)	(5)	(2)
Amortization of net actuarial loss (gain) included in net periodic benefit cost (income)	8	1	2
Amortization of prior service cost included in net periodic benefit cost (income)	4	2	5
Derivative instruments (Note 18)	(2)	(1)	0
Other comprehensive income (loss) before income taxes	(1,551)	(949)	(885)
Income tax recovery	421	188	92
Other comprehensive income (loss)	(1,130)	(761)	(793)
Comprehensive income	1,327	1,343	1,061